As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – June 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

ANNUAL REPORT

JUNE 30, 2016

TABLE OF CONTENTS

ACUITAS INTERNATIONAL SMALL CAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

Dear Shareholders:
As of June 30th, 2016, The Acuitas International Small Cap Fund's (the "Fund") Net Asset Value was $8.78 per share with total net assets at $42.7 million. Calendar year to date, the Fund has returned -2.55% net of all fees, compared to 1.24% for the Russell Global ex-US Small Cap Index (the "Benchmark"). This represents 379 basis points of underperformance vs. the Benchmark so far in 2016. Since the July 18, 2014 inception, the Fund has returned an annualized -4.90% net of all fees and expenses, underperforming the Benchmark's -3.97% return by 93 basis points over the same time period. While this underperformance relative to the benchmark has been disappointing, we remain positive about the long term prospects for the fund. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the current prospectus, the Fund's total annual operating expense ratios (gross) for Institutional and Investor Shares are 2.41% and 2.66%, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through at least November 30, 2016. During the period certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. Returns greater than one year are annualized.)

The Acuitas International Small Cap Fund uses a multi-manager structure to invest in publicly traded international small cap companies. We tend to think of small caps as stocks with market caps of $4 billion or less. The Fund invests in equity securities and does not use derivative instruments.

The "recency effect" is the well-researched psychological tendency to remember the last item on a list most vividly. There is no question that investors trying to recall the second quarter would experience this recency effect and remember Brexit and the related market turmoil above all else. At the end of June, the citizens of the U.K. voted to leave the European Union, in a surprise outcome to the referendum. Government bonds rallied around the world and most of the major stock indices suffered significant declines. The currency shock from Brexit was also meaningful, as the British pound fell to its lowest levels versus the U.S. Dollar in three decades. The recovery was almost as dramatic as the decline. While stocks fell sharply on June 24th and Monday June 27th most markets recovered quickly and had gained back all of their losses by early July. Looking out, we believe the long term impact on stocks from these events will be far less significant than the initial market reaction. The more notable effects that could have long-term impacts have been on yields, currency and commodities amid continued global uncertainty.

From a sector standpoint, the biggest contributors to the Fund over the last 12 months were Consumer Discretionary, Energy, and Consumer Staples. Strong stock selection was the main driver of outperformance in these sectors, while a slight overweight to Consumer Staples also provided a performance boost. Among the negative contributors, earnings disappointments within Materials & Processing, Producer Durables, and Financial Services were the most impactful to the Fund's performance. In addition, the underweight to Utilities and overweight to Producer Durables also detracted from performance relative to the Benchmark.

A few of the leaders for the Fund were:
•
Adastria Co, Ltd – Adastria is a Japanese retail company that produces accessories, apparel, and household items under various brands. Over the last year, the stock was up over 120% and added 64 basis points to the overall Fund.

•
Austevoll Seafood ASA – Austevoll is a Norway based company that operates Salmon farms in Norway as well as Chile and Peru. The stock was up nearly 60% over the last 12 months and added 54 basis points to the overall Fund.

•
TORC Oil & Gas Ltd. – TORC is a Calgary based company that is in the oil and natural gas industry. They are involved with acquisitions, exploration, development and production of both oil and natural gas throughout Western Canada. The stock was up 20%, and due to a larger weight in the Fund it contributed 47 basis points to performance.

2

ACUITAS INTERNATIONAL SMALL CAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

A few of the laggards for the Fund were:
•
REXLot Holdings Limited – REXLot is a holding company that is involved in the Chinese lottery systems along with other lines of business under the 'games' umbrella. A short report was released and the stock halted trading during the year, and ultimately detracted 87 basis points from the Fund's performance.

•
Cambian Group PLC – Cambian is a London based specialist in the behavioral health service industry, covering both children and adults. The stock fell significantly and detracted 77 basis points from the Fund's performance over the last 12 months.

•
Delta Lloyd N.V. – Delta Lloyd is a 200 year old insurance company based in Amsterdam that offers both life and non-life products (auto). The stock struggled and detracted 55 basis points from the Fund's performance.

See the Schedule of Investments for more information.
As of June 30, 2016, the Fund's sector allocation, as a percentage of common stock, was:

	Acuitas International Small Cap Fund	Russell Global ex-US Small Cap Index
Producer Durables	26.7%	17.2%
Financial	18.4%	21.9%
Consumer Discretionary	17.4%	16.6%
Consumer Staples	11.0%	7.3%
Materials & Processing	9.1%	12.5%
Information Technology	7.6%	10.8%
Energy	5.4%	3.3%
Health Care	3.3%	7.4%
Utilities	1.1%	3.0%
Telecommunication Services	0.0%	0.0%

As of June 30, 2016, the Fund's top ten countries, as a percentage of common stock, were:

	Acuitas International Small Cap Fund	Russell Global ex-US Small Cap Index
Japan	25.4%	22.2%
United Kingdom	12.5%	8.8%
Canada	6.7%	7.7%
Taiwan	6.1%	6.4%
Germany	4.9%	2.4%
Switzerland	4.5%	2.0%
South Korea	4.3%	6.0%
Italy	4.1%	1.2%
Sweden	4.1%	2.4%
Netherlands	2.2%	1.1%

As of June 30, 2016, the 10 largest positions in the Fund, as a percentage of common stock, were:

Name	Weight
Georg Fischer AG	1.8%
Brembo SpA	1.4%
Axfood AB	1.4%
Adastria Co., Ltd.	1.2%
Banco Latinoamericano de Comerico Exterior SA, Class E	1.2%
King's Town Bank Co., Ltd.	1.1%
Nexans SA	1.1%
DGB Financial Group, Inc.	1.1%
Duerr AG	1.0%
Whitecap Resources, Inc.	1.0%

3

ACUITAS INTERNATIONAL SMALL CAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

As the market continues to digest the implications of a European Union without the U.K., we expect the impact on global growth to be muted. Political and economic uncertainty over the past few years have led to record low interest rates and a rash of stimulus efforts from the ECB that have yet to bear fruit. Time will tell how effective these measures have been. As a note, one updated projection we do have since the U.K. referendum is the International Monetary Fund's (IMF) global economic forecast for 2016, which decreased from 3.2% to 3.1%. While our exposure to the United Kingdom was certainly a detractor from returns during the quarter, we remain confident in the long term prospects for our portfolios.

Regarding International Small Cap, a risk-on environment and an improvement in confidence would improve total return prospects for Small vs. Large. We continue to believe in the small cap effect, but more important to us is the alpha prospect and the inefficiencies inherent to small cap stocks. At the margin, managers are looking more closely at their weights in emerging markets and continuing to seek strong sources of returns from individual securities that will continue to grow and thrive in an uncertain global environment. This is consistent with our belief that smaller stocks will likely benefit from greater global stability and the performance of our active strategies will benefit from a less volatile macro backdrop.

We thank you for your continued support.
Best Regards,
Christopher Tessin

IMPORTANT RISKS AND DISCLOSURE:
Equity stocks of small-cap companies carry greater risk, and more volatility than equity stocks of larger, more established companies. Foreign securities are more volatile, harder to price and less liquid than U.S. securities; and are subject to different accounting and regulatory standards, and political and economic risks. These risks are enhanced in emerging markets countries. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

The views in this report were those of the Fund managers as of June 30, 2016 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the International Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

4

ACUITAS INTERNATIONAL SMALL CAP FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) JUNE 30, 2016

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas International Small Cap Fund (the "Fund") compared with the performance of the benchmark, Russell Global ex-US Small Cap Index ("Russell Global ex-US"), since inception. The Russell Global ex-US is an unmanaged index that measures the performance of the small cap segment of the global equity market, excluding companies assigned to the US. The total return of the Russell Global ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Global ex-US does not include expenses. The Fund is professionally managed, while the Russell Global ex-US is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
Acuitas International Small Cap Fund vs. Russell Global ex-US Small Cap Index

		Since Inception
Average Annual Total Returns Periods Ended June 30, 2016	One Year	(July 18, 2014)
Acuitas International Small Cap Fund	-7.57%	-4.90%
Russell Global ex-US Small Cap Index	-5.39%	-3.97%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.41% and 2.66%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2016. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

5

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 95.5%
Australia - 2.0%
43,546	GrainCorp, Ltd., Class A	$280,273
26,337	Pacific Brands, Ltd. (a)	22,490
9,751	Sandfire Resources NL	38,034
34,868	St Barbara, Ltd. (b)	76,714
92,104	Tassal Group, Ltd.	273,391
42,160	The Star Entertainment Group, Ltd.	169,792
		860,694
Austria - 1.8%
12,798	BUWOG AG (b)	295,201
3,634	Oesterreichische Post AG	116,972
12,031	Palfinger AG	345,734
		757,907
Belgium - 0.9%
24,206	AGFA-Gevaert NV (b)	78,493
854	Bekaert SA	36,928
2,730	Cie d'Entreprises CFE	247,762
		363,183
Brazil - 0.4%
11,950	Cia Brasileira de Distribuicao, ADR (b)	173,873
Canada - 6.4%
6,616	Aecon Group, Inc.	90,026
19,350	CAE, Inc.	233,797
20,990	Canam Group, Inc.	211,695
37,400	Cardinal Energy, Ltd.	288,617
84,621	Gran Tierra Energy, Inc. (b)	284,264
42,030	Granite Oil Corp.	258,631
5,288	Russel Metals, Inc.	93,649
141,130	Surge Energy, Inc.	278,557
54,610	TORC Oil & Gas, Ltd.	346,609
153,950	Western Forest Products, Inc.	243,088
54,210	Whitecap Resources, Inc.	414,563
		2,743,496
Cayman Islands - 0.5%
762,000	Peak Sport Products Co., Ltd.	227,870
China - 1.3%
80,000	Anhui Expressway Co., Ltd., Class H	63,108
388,941	China Lesso Group Holdings, Ltd.	205,547
313,000	KWG Property Holding, Ltd.	181,149
132,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	60,231
72,000	Xinyi Glass Holdings Co., Ltd.	52,900
		562,935
Denmark - 1.1%
5,500	Jyske Bank A/S	207,462
14,765	Matas A/S	250,051
638	NKT Holding A/S	32,109
		489,622
Finland - 0.5%
12,400	Tikkurila Oyj	223,752
France - 1.3%
20,424	Derichebourg SA	52,153
13,827	EuropaCorp (b)	56,468
617	Faurecia	19,675
10,580	Nexans SA (b)	443,170
		571,466
Germany - 4.7%
9,766	Aareal Bank AG	306,331
21,063	ADVA Optical Networking SE (b)	179,471
Shares	Security Description	Value
770	Cewe Stiftung & Co. KGAA	$56,064
22,023	Deutz AG	90,379
5,536	Duerr AG	417,702
6,492	Kloeckner & Co. SE (b)	71,483
251	Krones AG	26,406
2,018	Pfeiffer Vacuum Technology AG	188,474
9,160	RHOEN-KLINIKUM AG	267,653
3,335	SMA Solar Technology AG	163,585
3,045	Software AG	103,217
2,894	Stroeer SE & Co KGaA	132,463
		2,003,228
Gibraltar - 0.4%
55,904	888 Holdings PLC	152,379
Hong Kong - 1.7%
194,000	China Foods, Ltd.	64,266
597,620	Dah Chong Hong Holdings, Ltd.	281,166
910,120	EVA Precision Industrial Holdings, Ltd.	86,811
37,600	Man Wah Holdings, Ltd.	54,087
92,500	SmarTone Telecommunications Holdings, Ltd.	164,538
128,000	Truly International Holdings, Ltd.	61,211
9,000	Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a) (b)	826
		712,905
Indonesia - 1.2%
13,259,300	Panin Financial Tbk PT (b)	210,744
258,000	United Tractors Tbk PT	288,999
		499,743
Ireland - 0.8%
15,560	Smurfit Kappa Group PLC	341,901
Isle Of Man - 0.2%
13,962	Paysafe Group PLC (b)	72,284
Italy - 3.9%
9,300	Banca Generali SpA	185,153
5,819	Biesse SpA	72,842
10,450	Brembo SpA	573,002
72,250	Cairo Communication SpA	360,807
1,950	DiaSorin SpA	119,021
98,812	Saras SpA	170,955
32,540	Zignago Vetro SpA	197,890
		1,679,670
Japan - 24.5%
12,500	Adastria Co., Ltd.	489,033
17,600	Alps Electric Co., Ltd.	325,361
44,500	Anritsu Corp.	253,818
2,300	BML, Inc.	104,459
31,000	Chiyoda Corp.	201,733
37,000	Chugoku Marine Paints, Ltd.	224,297
13,500	Coca-Cola West Co., Ltd.	378,076
1,100	Daikokutenbussan Co., Ltd.	51,503
28,800	DCM Holdings Co., Ltd.	244,032
14,250	DIC Corp.	293,376
7,700	Doutor Nichires Holdings Co., Ltd.	133,174
9,600	FCC Co., Ltd.	153,857
43,200	FIDEA Holdings Co., Ltd.	56,058
11,300	Foster Electric Co, Ltd.	174,865
2,000	Fujitsu General, Ltd.	43,829
11,700	Geo Holdings Corp.	155,675
12,300	Happinet Corp.	101,840
11,600	Hazama Ando Corp.	63,580
25,300	Hitachi Construction Machinery Co., Ltd.	362,846
56,600	Hitachi Zosen Corp.	269,667

See Notes to Financial Statements.	6

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
4,400	Hogy Medical Co., Ltd.	$303,801
13,800	Icom, Inc.	268,343
17,000	J-Oil Mills, Inc.	55,808
3,200	Kaga Electronics Co., Ltd.	35,822
12,800	Kanamoto Co., Ltd.	245,303
3,000	Kato Sangyo Co., Ltd.	69,782
49,500	Makino Milling Machine Co., Ltd.	247,824
30,000	Marudai Food Co., Ltd.	141,771
4,100	Matsumotokiyoshi Holdings Co., Ltd.	197,923
6,600	Miraca Holdings, Inc.	282,497
20,000	Mitsubishi Gas Chemical Co, Inc.	102,842
181,500	Monex Group, Inc.	404,251
17,300	NET One Systems Co., Ltd.	98,675
27,000	Nippon Chemi-Con Corp.	32,422
24,000	Nippon Kayaku Co., Ltd.	234,968
6,100	Nitto Kogyo Corp.	74,607
124,000	NTN Corp.	326,616
49,500	Round One Corp.	394,025
10,600	Ryosan Co., Ltd.	250,360
32,000	Sanyo Shokai, Ltd.	59,497
47,000	Shinmaywa Industries, Ltd.	287,193
10,300	Ship Healthcare Holdings, Inc.	316,187
51,700	SKY Perfect JSAT Holdings, Inc.	235,808
22,700	Star Micronics Co., Ltd.	235,430
11,450	Sumitomo Real Estate Sales Co., Ltd.	221,981
26,600	Takara Leben Co., Ltd.	200,662
39,000	Takuma Co., Ltd.	342,168
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	36,964
4,890	TechnoPro Holdings, Inc.	150,349
22,000	The Nisshin Oillio Group, Ltd.	100,344
32,000	Tokyo Dome Corp.	143,476
2,600	Tokyu Construction Co., Ltd.	23,390
4,000	Toppan Forms Co., Ltd.	40,788
7,000	Toshiba TEC Corp. (b)	24,539
16,000	Toyo Kanetsu KK	30,833
1,400	United Arrows, Ltd.	40,265
5,000	Yuasa Trading Co., Ltd.	101,632
		10,440,225
Malaysia - 1.2%
61,200	AirAsia Bhd	39,469
218,400	Alliance Financial Group Bhd	218,319
32,631	Berjaya Sports Toto Bhd	24,606
321,100	Supermax Corp. Bhd	171,243
70,200	Top Glove Corp. Bhd	80,099
		533,736
Mexico - 1.8%
195,900	Concentradora Hipotecaria SAPI de CV REIT	269,700
847,681	Consorcio ARA SAB de CV	304,622
123,760	PLA Administradora Industrial S de RL de CV REIT (b)	210,593
		784,915
Netherlands - 2.1%
11,876	BE Semiconductor Industries NV	322,434
48,292	Delta Lloyd NV	170,423
17,837	Intertrust NV (b)(c)	395,892
		888,749
New Zealand - 1.1%
49,000	Fletcher Building, Ltd.	300,180
159,650	TOWER, Ltd.	156,166
		456,346
Shares	Security Description	Value
Norway - 1.6%
11,239	Aker ASA, Class A	$286,053
47,669	Austevoll Seafood ASA	397,301
		683,354
Panama - 1.1%
17,997	Banco Latinoamericano de Comerico Exterior SA, Class E	476,921
Singapore - 0.9%
19,300	SATS, Ltd.	58,884
398,154	Symphony International Holdings, Ltd.	304,588
		363,472
South Africa - 0.7%
223,169	Nampak, Ltd.	288,962
South Korea - 4.1%
6,318	Able C&C Co., Ltd.	192,527
6,984	Advanced Process Systems Corp. (b)	105,501
57,142	DGB Financial Group, Inc.	430,109
8,658	GS Engineering & Construction Corp. (b)	208,586
16,105	Hankook Tire Worldwide Co., Ltd.	311,096
1,253	Hanwha Techwin Co., Ltd.	52,868
139	Korea Petrochemical Ind Co., Ltd.	28,902
4,649	LG International Corp.	151,960
3,214	LS Corp.	156,535
2,099	Posco Daewoo Corp.	45,557
3,352	Songwon Industrial Co., Ltd.	65,914
		1,749,555
Spain - 0.8%
2,331	CIE Automotive SA	38,841
12,795	Ebro Foods SA	292,221
		331,062
Sweden - 3.9%
29,727	Axfood AB	567,085
5,712	Clas Ohlson AB, Class B	97,387
38,677	Granges AB	333,710
5,480	Holmen AB, Class B	174,750
12,642	Intrum Justitia AB	393,274
14,711	Mycronic AB	109,106
		1,675,312
Switzerland - 4.3%
5,641	Aryzta AG (b)	207,039
865	Bucher Industries AG	201,878
2,470	Coltene Holding AG	174,026
925	Georg Fischer AG	736,021
4,284	Logitech International SA	69,316
27,868	OC Oerlikon Corp. AG (b)	243,720
2,130	Valiant Holding AG	204,275
		1,836,275
Taiwan - 5.9%
42,591	Ability Enterprise Co., Ltd. (b)	22,049
52,000	AcBel Polytech, Inc.	39,493
77,000	Accton Technology Corp.	103,115
6,000	Actron Technology Corp.	22,877
13,000	Basso Industry Corp.	36,833
69,012	Chicony Electronics Co., Ltd.	155,100
417,830	China Life Insurance Co., Ltd.	322,514
14,735	ChipMOS TECHNOLOGIES Bermuda, Ltd.	266,851
58,000	Elite Material Co., Ltd.	135,206
16,000	Global Unichip Corp.	36,306
690,328	King's Town Bank Co., Ltd.	456,880
132,000	Micro-Star International Co., Ltd.	241,830
68,000	Realtek Semiconductor Corp.	210,583

See Notes to Financial Statements.	7

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
36,000	Taiwan FU Hsing Industrial Co., Ltd.	$57,361
275,000	Teco Electric and Machinery Co., Ltd.	231,021
47,000	Test Research, Inc.	62,503
66,000	Tong Yang Industry Co., Ltd.	97,796
		2,498,318
United Arab Emirates - 0.4%
300,000	Gulf Marine Services PLC	187,706
United Kingdom - 12.0%
91,060	Arrow Global Group PLC	241,538
3,364	ASOS PLC (b)	178,551
7,700	BGEO Group PLC	268,771
149,360	Blancco Technology Group PLC	364,863
22,522	Bovis Homes Group PLC	218,572
57,270	Brewin Dolphin Holdings PLC	183,587
123,693	Cambian Group PLC	92,625
61,344	Domino's Pizza Group PLC	271,370
44,400	Essentra PLC	303,221
173,157	Fenner PLC	361,909
4,796	Go-Ahead Group PLC	124,884
13,864	Greggs PLC	179,027
10,494	JD Sports Fashion PLC	161,076
16,165	Kennedy Wilson Europe Real Estate PLC	206,804
19,242	Ladbrokes PLC	28,587
160,000	Lookers PLC	227,910
48,936	N Brown Group PLC	113,484
25,940	Playtech PLC	275,052
105,111	QinetiQ Group PLC	311,202
9,950	Secure Trust Bank PLC	271,012
10,990	Stagecoach Group PLC	33,811
59,208	Tyman PLC	197,052
36,726	Virgin Money Holdings UK PLC	122,718
17,743	WH Smith PLC	371,784
		5,109,410
Total Common Stock (Cost $41,936,328)		40,741,226
Investment Companies - 0.7%
742,800	Digital Telecommunications Infrastructure Fund (Cost $257,407)	306,505
Money Market Fund - 3.8%
1,638,085	Short-Term Investments Trust Liquid Asset Portfolio, 0.14% (d) (Cost $1,638,085)	1,638,085
Total Investments - 100.0% (Cost $43,831,820)*		$42,685,816
Other Assets & Liabilities, Net – 0.0%		(11,349)
Net Assets – 100.0%		$42,674,467

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $23,316 or 0.1% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $395,892 or 0.9% of net assets.
(d)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is $44,665,173 and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,034,406
Gross Unrealized Depreciation	(5,013,763)
Net Unrealized Depreciation	$(1,979,357)

See Notes to Financial Statements.	8

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$838,204	$-	$22,490	$860,694
Austria	757,907	-	-	757,907
Belgium	363,183	-	-	363,183
Brazil	173,873	-	-	173,873
Canada	2,743,496	-	-	2,743,496
Cayman Islands	227,870	-	-	227,870
China	562,935	-	-	562,935
Denmark	489,622	-	-	489,622
Finland	223,752	-	-	223,752
France	571,466	-	-	571,466
Germany	2,003,228	-	-	2,003,228
Gibraltar	152,379	-	-	152,379
Hong Kong	712,079	-	826	712,905
Indonesia	499,743	-	-	499,743
Ireland	341,901	-	-	341,901
Isle Of Man	72,284	-	-	72,284
Italy	1,679,670	-	-	1,679,670
Japan	10,440,225	-	-	10,440,225
Malaysia	533,736	-	-	533,736
Mexico	784,915	-	-	784,915
Netherlands	888,749	-	-	888,749
New Zealand	456,346	-	-	456,346
Norway	683,354	-	-	683,354
Panama	476,921	-	-	476,921
Singapore	363,472	-	-	363,472
South Africa	288,962	-	-	288,962
South Korea	1,749,555	-	-	1,749,555
Spain	331,062	-	-	331,062
Sweden	1,675,312	-	-	1,675,312
Switzerland	1,836,275	-	-	1,836,275
Taiwan	2,498,318	-	-	2,498,318
United Arab Emirates	187,706	-	-	187,706
United Kingdom	5,109,410	-	-	5,109,410
Investment Companies	306,505	-	-	306,505
Money Market Fund	-	1,638,085	-	1,638,085
Total Investments At Value	$41,024,415	$1,638,085	$23,316	$42,685,816

See Notes to Financial Statements.	9

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Rights

Balance as of June 30, 2015	$223,907	$1,707
Purchases	20,380	-
Corporate Action	680	-
Sales	(109,121)	(1,778)
Realized Gain / (Loss)	(286,485)	1,778
Change in Unrealized Appreciation/ (Depreciation)	173,955	(1,707)
Balance as of June 30, 2016	$23,316	$-
Net change in unrealized appreciation (depreciation) from investments held as of June 30, 2016**	$2,256	$-
** The change in unrealized appreciation is included in net change in unrealized appreciation (depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended June 30, 2016.
PORTFOLIO HOLDINGS
% of Total Investments
Australia	2.0%
Austria	1.8%
Belgium	0.9%
Brazil	0.4%
Canada	6.4%
Cayman Islands	0.5%
China	1.3%
Denmark	1.1%
Finland	0.5%
France	1.3%
Germany	4.7%
Gibraltar	0.4%
Hong Kong	1.7%
Indonesia	1.2%
Ireland	0.8%
Isle Of Man	0.2%
Italy	3.9%
Japan	24.5%
Malaysia	1.2%
Mexico	1.8%
Netherlands	2.1%
New Zealand	1.1%
Norway	1.6%
Panama	1.1%
Singapore	0.9%
South Africa	0.7%
South Korea	4.1%
Spain	0.8%
Sweden	3.9%
Switzerland	4.3%
Taiwan	5.9%
United Arab Emirates	0.4%
United Kingdom	12.0%
Investment Companies	0.7%
Money Market Fund	3.8%
100.0%

See Notes to Financial Statements.	10

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2016

ASSETS
Total investments, at value (Cost $43,831,820)	$42,685,816
Foreign currency (Cost $12,239)	12,222
Receivables:
Fund shares sold	69,088
Investment securities sold	158,677
Dividends	162,558
Prepaid expenses	14,743
Total Assets	43,103,104

LIABILITIES
Payables:
Investment securities purchased	330,177
Fund shares redeemed	6,196
Foreign capital gains tax payable	6,321
Accrued Liabilities:
Investment adviser fees	26,655
Trustees' fees and expenses	135
Fund services fees	9,330
Other expenses	49,823
Total Liabilities	428,637

NET ASSETS	$42,674,467

COMPONENTS OF NET ASSETS
Paid-in capital	$47,675,303
Undistributed net investment income	360,373
Accumulated net realized loss	(4,207,482)
Net unrealized depreciation	(1,153,727)
NET ASSETS	$42,674,467
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,859,700
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$8.78
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	11

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF OPERATIONS YEAR ENDED JUNE 30, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $161,351) .	$1,263,975
Total Investment Income	1,263,975

EXPENSES
Investment adviser fees	532,785
Fund services fees	152,933
Custodian fees	99,373
Registration fees	16,863
Professional fees	38,262
Trustees' fees and expenses	6,083
Miscellaneous expenses	106,011
Total Expenses	952,310
Fees waived and expenses reimbursed	(286,329)
Net Expenses	665,981

NET INVESTMENT INCOME	597,994

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments	(1,959,105)
Foreign currency transactions	(49,769)
Net realized loss	(2,008,874)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,934,864)
Deferred foreign capital gains taxes	(6,321)
Foreign currency translations	1,358
Net change in unrealized appreciation (depreciation)	(1,939,827)
NET REALIZED AND UNREALIZED LOSS	(3,948,701)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,350,707)

See Notes to Financial Statements.	12

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2016	July 18, 2014* through June 30, 2015
OPERATIONS
Net investment income	$597,994	$344,858
Net realized loss	(2,008,874)	(1,356,538)
Net change in unrealized appreciation (depreciation)	(1,939,827)	786,100
Decrease in Net Assets Resulting from Operations	(3,350,707)	(225,580)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,348,810)	(75,739)

CAPITAL SHARE TRANSACTIONS
Sale of shares	6,334,372	52,981,016
Reinvestment of distributions	1,348,810	75,739
Redemption of shares	(6,962,643)	(6,107,714)
Redemption fees	308	5,415
Increase in Net Assets from Capital Share Transactions	720,847	46,954,456
Increase (Decrease) in Net Assets	(3,978,670)	46,653,137

NET ASSETS
Beginning of Period	46,653,137	-
End of Period (Including line (a))	$42,674,467	$46,653,137

SHARE TRANSACTIONS
Sale of shares	707,267	5,409,007
Reinvestment of distributions	149,701	8,397
Redemption of shares	(763,690)	(650,982)
Increase in Shares	93,278	4,766,422

(a) Undistributed net investment income	$360,373	$336,049
* Commencement of operations.

See Notes to Financial Statements.	13

ACUITAS INTERNATIONAL SMALL CAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.12	0.08
Net realized and unrealized loss	(0.85)	(0.27)
Total from Investment Operations	(0.73)	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.28)	(0.02)
REDEMPTION FEES (b)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$8.78	$9.79
TOTAL RETURN	(7.57)%	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$42,674	$46,653
Ratios to Average Net Assets:
Net investment income	1.35%	0.91	%(e)
Net expenses	1.50%	1.50	%(e)
Gross expenses (f)	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	104%	112	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	14

ACUITAS US MICROCAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

Dear Shareholders:
As of June 30th, 2016, The Acuitas Microcap Fund's (the "Fund") Net Asset Value was $10.38 per share with total net assets at $66.2 million. Calendar year to date, the Fund has returned 0.58% net of all fees, compared to -1.68% for the Russell Microcap Index (the "Benchmark"). This represents 226 basis points of outperformance vs. the Benchmark so far in 2016. Since the July 18, 2014 inception, the Fund has returned an annualized 3.97% net of all fees and expenses, outperforming the Benchmark's -0.34% return by 431 basis points over the same time period. From a total return standpoint since the Fund's inception (not annualized), the Fund has outperformed the benchmark by 8.56%, net of all fees. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the current prospectus, the Fund's total annual operating expense ratios (gross) for Institutional and Investor Shares are 2.38% and 2.63%, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.70% and 1.95% for Institutional and Investor Shares, respectively, through at least November 30, 2016. During the period certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. Returns greater than one year are annualized.)

The Acuitas US Microcap Fund uses a multi-manager structure to invest in publicly traded domestic microcap companies. We tend to think of microcaps as stocks with market caps of $1 billion or less. The Fund invests in equity securities and does not use derivative instruments.

In June, the Russell Indexes went through their annual reconstitution process. The most obvious effect for Microcap is the decrease in market cap, as the largest names were graduated into the Small Cap Russell 2000 Index. The weighted average market cap at quarter end for the Microcap Index was $406.5mm, representing a meaningful decline from the $479.8mm average at the end of the first quarter.

At the end of June, the citizens of the U.K. voted to leave the European Union, in a surprise outcome to the referendum. Government bonds rallied around the world and most of the major stock indices suffered significant declines. The currency shock from Brexit was also meaningful, as the British pound fell to its lowest levels versus the U.S. Dollar in three decades. The recovery was almost as dramatic as the decline. While stocks fell sharply on June 24th and Monday June 27th most markets recovered quickly and had gained back all of their losses by early July. Looking out, we believe the long term impact on U.S. stocks from these events will be far less significant than the initial market reaction. An interesting data point we track is the percent of revenues that U.S. companies generate overseas. Companies within the Russell Microcap Index generate less than 15% of revenues overseas, while Large Cap companies within the Russell 1000 generate more than 35% of revenues overseas. A stronger U.S. Dollar makes goods produced by U.S. companies more expensive for foreign purchasers, making the currency impacts of Brexit less impactful for Microcap compared than Large Cap companies.

From a sector standpoint, the biggest contributors to the Fund over the last 12 months were Health Care, Materials & Processing, and Technology. The driver of the excess returns in these Sectors was strong stock selection as well as an average overweight of 3.3% to Materials & Processing. Among the negative contributors, stock misses within Financial Services and Consumer Discretionary detracted from the Fund's relative performance versus the Benchmark. In addition, the Fund's underweight to Financial Services also proved to be a performance drag over the last 12 months.
A few of the leaders for the Fund were:
•	Chase Corporation – Chase is a manufacturer of materials used in construction around the globe. The stock was up 48% for and added 99 basis points to the Fund during the last year.
•
Marketo, Inc. – Marketo a provider of cloud based marketing software and was up significantly during the quarter after being purchased for a large premium. Overall, the stock contributed 70 basis points to the Fund's performance during the last year.

15

ACUITAS US MICROCAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

•
inContact, Inc. – inContact is a provider of contact centers for companies to help them with their customer service needs. Similar to Marketo, inContact was also bought out at a premium and added 46 basis points to the Fund's performance over the last 12 months.

A few of the laggards for the Fund were:
•	America's Car-Mart, Inc. – America's Car Mart is in the used car business and struggled over the last 12 months, ultimately declining 42% and detracting 75 basis points from the Fund's performance.
•
Addus HomeCare Corporation – Addus is a provider of personal care and assistance with daily living activities for adults. The stock fell 37% and detracted 60 basis points from the Fund's Performance over the last year.

•
BioDelivery Sciences International, Inc. – BioDelivery Sciences is a specialty pharmaceutical company that specializes in the areas of pain management and addiction. The stock had a rough year and detracted 57 basis points from performance.

See the Schedule of Investments for more information.
As of June 30, 2016, the Fund's sector allocation, as a percentage of common stock, was:
	Acuitas US Microcap Fund	Russell Microcap®Index
Consumer Discretionary	20.0%	13.4%
Health Care	19.3%	19.2%
Producer Durables	17.3%	9.6%
Financial	15.0%	30.3%
Information Technology	11.5%	13.4%
Materials & Processing	6.5%	5.0%
Consumer Staples	4.7%	2.1%
Utilities	3.1%	3.4%
Energy	2.6%	3.6%
Telecommunication Serices	0.0%	0.0%

As of June 30, 2016, the 10 largest positions in the Fund, as a percentage of common stock, were:

Ticker	Name	Weight
UFPT	UFP Technologies, Inc.	3.3%
AFH	Atlas Financial Holdings, Inc.	2.7%
GHM	Graham Corp.	2.6%
CRMT	America's Car-Mart, Inc.	2.5%
TRNS	Transcat, Inc.	2.4%
WINA	Winmark Corp.	2.2%
CCF	Chase Corp.	2.2%
UTMD	Utah Medical Products, Inc.	2.1%
ADUS	Addus HomeCare Corp.	2.0%
AMSWA	American Software, Inc., Class A	1.9%

Among the many items we could discuss, M&A activity is one that we want to focus on. Microcap remains a rich environment for M&A due to cheaper valuations and elevated cash levels at larger competitors. As discussed above, both Marketo and inContact were targets of M&A, and both stocks contributed positively to the Fund's performance. On a 10 year basis, the Russell Microcap Index has lagged the Russell 1000 Index by 320 basis points annualized. We are in a sustained period that has favored larger, growthier stocks. We are heartened by this as the performance for the Fund has been strong in an environment where style and capitalization have worked against us. Looking forward, our contrarian nature expects a resurgence of smaller, cheap stocks.

16

ACUITAS US MICROCAP FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JUNE 30, 2016

We thank you for your continued support.
Best Regards,
Christopher Tessin

IMPORTANT RISKS AND DISCLOSURE:
Equity stocks of microcap companies carry greater risk, and more volatility than equity stocks of larger, more established companies. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

The views in this report were those of the Fund managers as of June 30, 2016 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the International Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.

17

ACUITAS US MICROCAP FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) JUNE 30, 2016

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the "Fund") compared with the performance of the benchmark, Russell Microcap® Index ("Russell Microcap"), since inception. The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed, while the Russell Microcap is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
Acuitas US Microcap Fund vs. Russell Microcap Index

		Since Inception
Average Annual Total Returns Periods Ended June 30, 2016	One Year	(July 18, 2014)
Acuitas US Microcap Fund	-4.27%	3.97%
Russell Microcap Index	-12.06%	-0.34%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.38% and 2.63%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.70% and 1.95% for Institutional and Investor Shares, respectively, through November 1, 2016. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

18

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 94.7%
Consumer Discretionary - 18.9%
54,500	America's Car-Mart, Inc. (a)	$1,539,080
17,700	Beazer Homes USA, Inc. (a)	137,175
32,529	Build-A-Bear Workshop, Inc. (a)	436,539
29,064	Carriage Services, Inc.	688,236
18,400	Central Garden and Pet Co., Class A (a)	399,464
12,378	CRA International, Inc. (a)	312,173
93,825	Crown Crafts, Inc.	887,584
30,600	Denny's Corp. (a)	328,338
21,800	Entercom Communications Corp., Class A	295,826
44,793	Entravision Communications Corp., Class A	301,009
11,412	Ethan Allen Interiors, Inc.	377,052
22,167	Fiesta Restaurant Group, Inc. (a)	483,462
10,600	Isle of Capri Casinos, Inc. (a)	194,192
17,100	K12, Inc. (a)	213,579
9,300	M/I Homes, Inc. (a)	175,119
10,100	MarineMax, Inc. (a)	171,397
44,893	MDC Partners, Inc., Class A	821,093
8,100	Nautilus, Inc. (a)	144,504
8,900	Perry Ellis International, Inc. (a)	179,068
35,300	Pier 1 Imports, Inc.	181,442
14,325	Saga Communications, Inc., Class A	566,411
53,347	Sequential Brands Group, Inc. (a)	425,709
8,100	Stoneridge, Inc. (a)	121,014
153,700	Tandy Leather Factory, Inc. (a)	1,092,807
10,700	The Marcus Corp.	225,770
15,596	William Lyon Homes, Class A (a)	251,408
13,874	Winmark Corp.	1,382,822
36,700	ZAGG, Inc. (a)	192,675
		12,524,948
Consumer Staples - 4.4%
16,956	Arrowhead Pharmaceuticals, Inc. (a)	90,206
4,100	Calavo Growers, Inc.	274,700
139,165	Cascadian Therapeutics, Inc. (a)	131,246
9,960	Core-Mark Holding Co., Inc.	466,726
73,316	Inventure Foods, Inc. (a)	572,598
4,600	John B Sanfilippo & Son, Inc.	196,098
6,300	Medifast, Inc.	209,601
11,600	Minerva Neurosciences, Inc. (a)	118,436
16,299	National Research Corp., Class B	540,964
12,482	Omega Protein Corp. (a)	249,515
20,557	Vical, Inc. (a)	93,123
		2,943,213
Energy - 2.5%
18,300	Archrock, Inc.	172,386
29,600	Dawson Geophysical Co. (a)	241,240
30,245	Natural Gas Services Group, Inc. (a)	692,611
4,600	REX American Resources Corp. (a)	275,218
20,600	SunCoke Energy, Inc.	119,892
21,700	TETRA Technologies, Inc. (a)	138,229
		1,639,576
Financial Services - 14.2%
38,700	Arbor Realty Trust, Inc. REIT	278,253
28,700	Armada Hoffler Properties, Inc. REIT	394,338
96,775	Atlas Financial Holdings, Inc. (a)	1,666,465
23,900	Banc of California, Inc.	432,590
19,600	Berkshire Hills Bancorp, Inc.	527,632
17,200	Cardinal Financial Corp.	377,368
18,580	Cass Information Systems, Inc.	960,586
11,900	Central Valley Community Bancorp	166,600
Shares	Security Description	Value
2,466	Diamond Hill Investment Group, Inc.	$464,644
11,900	Enterprise Financial Services Corp.	331,891
5,200	Financial Institutions, Inc.	135,564
9,100	First Defiance Financial Corp.	353,535
9,900	First Internet Bancorp	235,818
19,100	First Merchants Corp.	476,163
13,900	Heartland Financial USA, Inc.	490,531
22,800	MainSource Financial Group, Inc.	502,740
33,500	OFG Bancorp	278,050
7,000	Old Line Bancshares, Inc.	126,000
12,100	Premier Financial Bancorp, Inc.	203,885
45,631	Pzena Investment Management, Inc., Class A	347,252
7,800	RE/MAX Holdings, Inc.	314,028
13,900	Walker & Dunlop, Inc. (a)	316,642
		9,380,575
Health Care - 18.3%
70,615	Addus HomeCare Corp. (a)	1,230,819
4,300	Almost Family, Inc. (a)	183,223
25,113	AMAG Pharmaceuticals, Inc. (a)	600,703
15,200	Ardelyx, Inc. (a)	132,696
75,057	BioDelivery Sciences International, Inc. (a)	177,135
3,700	BioSpecifics Technologies Corp. (a)	147,778
36,258	BioTelemetry, Inc. (a)	591,005
26,377	Capital Senior Living Corp. (a)	466,082
33,319	Corcept Therapeutics, Inc. (a)	181,922
44,319	Cross Country Healthcare, Inc. (a)	616,920
10,806	Cynosure, Inc., Class A (a)	525,658
13,398	Dipexium Pharmaceuticals, Inc. (a)	132,774
7,505	Dynavax Technologies Corp. (a)	109,423
95,000	Enzo Biochem, Inc. (a)	567,150
5,200	Five Prime Therapeutics, Inc. (a)	215,020
34,153	Flamel Technologies SA, ADR (a)	366,803
52,519	Fortress Biotech, Inc. (a)	141,276
64,100	Harvard Bioscience, Inc. (a)	183,326
13,000	Heska Corp. (a)	483,210
24,800	LeMaitre Vascular, Inc.	353,896
18,768	Lexicon Pharmaceuticals, Inc. (a)	269,321
108,092	NeoGenomics, Inc. (a)	869,060
12,083	Repligen Corp. (a)	330,591
60,300	Rigel Pharmaceuticals, Inc. (a)	134,469
12,200	SciClone Pharmaceuticals, Inc. (a)	159,332
22,142	SeaSpine Holdings Corp. (a)	232,048
10,235	Supernus Pharmaceuticals, Inc. (a)	208,487
17,112	Tetraphase Pharmaceuticals, Inc. (a)	73,582
25,225	Tracon Pharmaceuticals, Inc. (a)	110,486
13,500	Triple-S Management Corp., Class B (a)	329,805
21,295	Utah Medical Products, Inc.	1,341,585
14,690	Vascular Solutions, Inc. (a)	611,985
		12,077,570
Materials & Processing - 6.2%
30,200	Century Aluminum Co. (a)	191,166
23,295	Chase Corp.	1,376,036
23,845	Culp, Inc.	658,837
9,000	Insteel Industries, Inc.	257,310
17,373	KMG Chemicals, Inc.	451,524
14,700	Olympic Steel, Inc.	401,457
4,500	Patrick Industries, Inc. (a)	271,305
16,400	Quanex Building Products Corp.	304,876
14,700	Silver Standard Resources, Inc. (a)	190,953
		4,103,464
Producer Durables - 16.4%
32,900	ACCO Brands Corp. (a)	339,857
17,022	Boise Cascade Co. (a)	390,655

See Notes to Financial Statements.	19

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2016

Shares	Security Description	Value
16,100	Control4 Corp. (a)	$131,376
12,200	Ducommun, Inc. (a)	241,316
7,800	Encore Wire Corp.	290,784
11,600	Global Brass & Copper Holdings, Inc.	316,564
87,770	Graham Corp.	1,616,724
8,800	Heidrick & Struggles International, Inc.	148,544
4,633	Huron Consulting Group, Inc. (a)	279,926
5,100	Lydall, Inc. (a)	196,656
20,489	Marten Transport, Ltd.	405,682
15,100	Modine Manufacturing Co. (a)	132,880
5,100	NV5 Global, Inc. (a)	145,044
15,800	Resources Connection, Inc.	233,524
29,235	SP Plus Corp. (a)	660,126
52,795	Thermon Group Holdings, Inc. (a)	1,014,192
152,060	Transcat, Inc. (a)	1,528,203
17,422	Tutor Perini Corp. (a)	410,288
90,550	UFP Technologies, Inc. (a)	2,040,997
2,400	VSE Corp.	160,320
15,300	YRC Worldwide, Inc. (a)	134,640
		10,818,298
Technology - 10.9%
111,265	American Software, Inc., Class A	1,166,057
78,800	AXT, Inc. (a)	251,372
43,700	Blucora, Inc. (a)	452,732
36,236	CalAmp Corp. (a)	536,655
26,949	Callidus Software, Inc. (a)	538,441
105,800	Ciber Inc (a)	158,700
11,400	Comtech Telecommunications Corp.	146,376
41,100	DHI Group, Inc. (a)	256,053
8,500	DTS, Inc. (a)	224,825
87,900	Extreme Networks, Inc. (a)	297,981
17,025	Infoblox, Inc. (a)	319,389
96,300	Limelight Networks, Inc. (a)	143,487
10,358	Marketo, Inc. (a)	360,665
37,500	MeetMe, Inc. (a)	199,875
14,201	Monotype Imaging Holdings, Inc.	349,771
29,800	NeoPhotonics Corp. (a)	283,994
35,039	PDF Solutions, Inc. (a)	490,196
17,008	Perficient, Inc. (a)	345,432
5,197	Proofpoint, Inc. (a)	327,879
25,100	Rudolph Technologies, Inc. (a)	389,803
		7,239,683

Utilities - 2.9%
56,200	Atlantic Power Corp.	139,376
78,502	Boingo Wireless, Inc. (a)	700,238
32,443	inContact, Inc. (a)	449,335
18,900	Inteliquent, Inc.	375,921
46,900	Vonage Holdings Corp. (a)	286,090
		1,950,960
Total Common Stock (Cost $60,573,652)		62,678,287
Investment Companies - 0.7%
7,884	SPDR S&P Biotech ETF (Cost $449,614)	426,446
Money Market Fund - 3.4%
2,255,924	Short-Term Investments Trust Liquid Asset Portfolio, 0.14% (b) (Cost $2,255,924)	2,255,924
Value
Total Investments - 98.8% (Cost $63,279,190)*	$65,360,657
Other Assets & Liabilities, Net – 1.2%	795,257
Net Assets – 100.0%	$66,155,914

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is $63,749,498 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,523,055
Gross Unrealized Depreciation	(4,911,896)
Net Unrealized Appreciation	$1,611,159

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$63,104,733
Level 2 - Other Significant Observable Inputs	2,255,924
Level 3 - Significant Unobservable Inputs	-
Total	$65,360,657

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended June 30, 2016.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	19.2%
Consumer Staples	4.5%
Energy	2.5%
Financial Services	14.3%
Health Care	18.5%
Materials & Processing	6.3%
Producer Durables	16.5%
Technology	11.1%
Utilities	3.0%
Investment Companies	0.7%
Money Market Fund	3.4%
100.0%

See Notes to Financial Statements.	20

ACUITAS US MICROCAP FUND STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2016

ASSETS
Total investments, at value (Cost $63,279,190)	$65,360,657
Receivables:
Fund shares sold	952,604
Investment securities sold	1,555,975
Dividends	43,075
Prepaid expenses	15,108
Total Assets	67,927,419

LIABILITIES
Payables:
Investment securities purchased	1,652,272
Fund shares redeemed	11,729
Accrued Liabilities:
Investment adviser fees	66,185
Trustees' fees and expenses	150
Fund services fees	9,683
Other expenses	31,486
Total Liabilities	1,771,505

NET ASSETS	$66,155,914

COMPONENTS OF NET ASSETS
Paid-in capital	$64,609,222
Accumulated net investment loss	(201,550)
Accumulated net realized loss	(333,225)
Net unrealized appreciation	2,081,467
NET ASSETS	$66,155,914
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	6,371,178
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.38
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	21

ACUITAS US MICROCAP FUND STATEMENT OF OPERATIONS YEAR ENDED JUNE 30, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,541)	$414,501
Total Investment Income	414,501

EXPENSES
Investment adviser fees	643,872
Fund services fees	142,413
Custodian fees	20,002
Registration fees	20,266
Professional fees	35,356
Trustees' fees and expenses	5,960
Miscellaneous expenses	71,516
Total Expenses	939,385
Fees waived and expenses reimbursed	(157,540)
Net Expenses	781,845

NET INVESTMENT LOSS	(367,344)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	585,868
Net change in unrealized appreciation (depreciation) on investments	(1,260,186)
NET REALIZED AND UNREALIZED LOSS	(674,318)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,041,662)

See Notes to Financial Statements.	22

ACUITAS US MICROCAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2016	July 18, 2014* through June 30, 2015
OPERATIONS
Net investment loss	$(367,344)	$(221,252)
Net realized gain	585,868	951,968
Net change in unrealized appreciation (depreciation)	(1,260,186)	3,341,653
Increase (Decrease) in Net Assets Resulting from Operations	(1,041,662)	4,072,369

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(1,484,015)	-

CAPITAL SHARE TRANSACTIONS
Sale of shares	36,653,017	36,805,158
Reinvestment of distributions	1,477,485	-
Redemption of shares	(7,272,073)	(3,056,009)
Redemption fees	511	1,133
Increase in Net Assets from Capital Share Transactions	30,858,940	33,750,282
Increase in Net Assets	28,333,263	37,822,651

NET ASSETS
Beginning of Period	37,822,651	-
End of Period (Including line (a))	$66,155,914	$37,822,651

SHARE TRANSACTIONS
Sale of shares	3,583,875	3,644,760
Reinvestment of distributions	144,710	-
Redemption of shares	(713,664)	(288,503)
Increase in Shares	3,014,921	3,356,257

(a) Accumulated net investment loss	$(201,550)	$-
* Commencement of operations.

See Notes to Financial Statements.	23

ACUITAS US MICROCAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(0.41)	1.34
Total from Investment Operations	(0.49)	1.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.40)	—
REDEMPTION FEES (b)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$10.38	$11.27
TOTAL RETURN	(4.27)%	12.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$66,156	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.80)%	(0.74	)%(e)
Net expenses	1.70%	1.70	%(e)
Gross expenses (f)	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	52%	58	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	24

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

Note 1. Organization
Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a "Fund" and collectively, the "Funds") are diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of June 30, 2016, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
25

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of June 30, 2016, for each Fund's investments is included at the end of each Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

26

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the "Adviser") is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.
Each sub-advisory fee, calculated as a percentage of each Fund's average daily net assets managed by each sub-adviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds have adopted a Distribution Plan (the "Plan") for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2016, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2016, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the year ended June 30, 2016, the fees waived and/or reimbursed expenses were as follows:

27

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$247,393	$38,936	$286,329
Acuitas US Microcap Fund	118,444	39,096	157,540

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. As of June 30, 2016, the following amounts are subject to recapture by the Adviser:
Acuitas International Small Cap Fund	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
June 30, 2015	$305,134	June 30, 2018	$-
June 30, 2016	$247,393	June 30, 2019	$-

Acuitas US Microcap Fund
June 30, 2015	$165,292	June 30, 2018	$-
June 30, 2016	$118,444	June 30, 2019	$-

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2016, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$45,011,192	$45,246,644
Acuitas US Microcap Fund	50,893,433	23,681,990

Note 6. Federal Income Tax
Distributions paid during the fiscal years or periods ended as noted were characterized for tax purposes as follows:
	Ordinary Income	Long-Term Capital Gain	Total
Acuitas International Small Cap Fund
2016	$1,348,810	$-	$1,348,810
2015	75,739	-	75,739
Acuitas US Microcap Fund
2016	803,571	680,444	1,484,015
2015	-	-	-

As of June 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Acuitas International Small Cap Fund	$832,424	$-	$(3,846,209)	$(1,987,051)	$(5,000,836)
Acuitas US Microcap Fund	-	664,001	(728,468)	1,611,159	1,546,692

28

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS JUNE 30, 2016

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies ("PFIC") and wash sales in the Acuitas International Small Cap Fund and investments in PFICs and wash sales in the Acuitas US Microcap Fund.

As of June 30, 2016, the Acuitas International Small Cap Fund had $3,126,118 of available short-term capital loss carryforwards and $720,091 of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the current year post-October loss was $536,231 for the Acuitas US Microcap Fund (realized during the period November 1, 2015 through June 30, 2016), and the current deferred late year ordinary loss was $192,237 for Acuitas US Microcap Fund (realized during the period January 1, 2016 through June 30, 2016). These losses will be recognized for tax purposes on the first business day of the Fund's next fiscal year, July 1, 2016.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2016. The following reclassifications were the result of currency gains (losses) and PFIC gains (losses) in the Acuitas International Small Cap Fund and net investment losses offsetting short-term capital gains in the Acuitas US Microcap Fund and have no impact on the net assets of each Fund.

	Undistributed Net Investment Income	Accumulated Net Realized Loss
Acuitas International Small Cap Fund	$775,140	$(775,140)
Acuitas US Microcap Fund	165,794	(165,794)

Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of Acuitas International Small Cap Fund
and Acuitas US Microcap Fund

We have audited the accompanying statements of assets and liabilities of the Acuitas International Small Cap Fund and Acuitas US Microcap Fund (the "Funds"), each a series of shares of beneficial interest in Forum Funds II, including the schedules of investments as of June 30, 2016, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and the period July 18, 2014 (commencement of operations) through June 30, 2015.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Acuitas International Small Cap Fund and Acuitas US Microcap Fund as of June 30, 2016, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the year then ended and the period July 18, 2014 (commencement of operations) through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
August 24, 2016

30

ACUITAS FUNDS ADDITIONAL INFORMATION (Unaudited) JUNE 30, 2016

Investment Advisory Agreement Approval
The investment advisory agreement between the investment adviser and the Trust must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the in-person vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees").

On June 10, 2016, the Trustees met in person with independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), representatives of the Adviser, and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of each of the Funds, and the Adviser for the performance of investment advisory services to the Fund. The Trustees also considered information related to the approval of the investment subadvisory agreements between the Adviser and each of ClariVest Asset Management, LLC and Falcon Point Capital, LLC (with respect to the Acuitas U.S. Microcap Fund), and Advisory Research, Inc., Algert Global, LLC, and DePrince, Race & Zollo, Inc. (with respect to the Acuitas International Small Cap Fund) (each, a "Subadviser"). A description of the Board's conclusions in approving the agreement follows.

In preparation for its June meeting of the Board of Trustees of the Trust ("June Meeting"), the Trustees were presented with a range of information to assist in their deliberations. Those materials included a copy of the investment advisory agreement and each investment subadvisory agreement, as well as information from Broadridge Financial Solutions, Inc. ("Broadridge"), a leading independent source of data about the mutual fund industry, which compared the Funds' investment advisory fee and total expense ratio with appropriate groups of peer funds that were selected by Broadridge. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement and investment subadvisory agreements. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser and each Subadviser concerning the following:

•	The nature and extent of the services provided by the Adviser and each Subadviser, including information about the investment objectives, policies and strategies applicable to each Fund;
•
The personnel of the Adviser and each Subadviser, including educational background, experience in the investment management industry, and the ability of the Adviser and each Subadviser to retain qualified personnel;

•	The compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Funds;
•	The investment performance of the Adviser and each Subadviser with respect to the Funds and their similarly managed accounts;
•	The profitability of the Adviser, including information concerning the advisory fees of funds identified by Broadridge and considered to be comparable;
•	The investing philosophy of the Adviser and each Subadviser; and
•
The terms of the investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Funds. The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their respective relationships with the Funds, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Funds, and that the Adviser, and not the Funds, was responsible for paying the subadvisory fee due under each subadvisory agreement.

At the June Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser and each Subadviser to provide high-quality services to the Funds. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees considered in particular the Adviser's recommendation to approve each Subadviser. The Trustees concluded that the nature and extent of the investment advisory services provided by the Adviser and each Subadviser to the Funds would be appropriate and consistent with the terms of the investment advisory agreement

31

ACUITAS FUNDS ADDITIONAL INFORMATION (Unaudited) JUNE 30, 2016

and each investment subadvisory agreement, respectively, including the amount of fees to be paid to the Adviser under the advisory agreement. At the June Meeting, the Board approved the investment advisory agreement and each subadvisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, through June 30, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

32

ACUITAS FUNDS ADDITIONAL INFORMATION (Unaudited) JUNE 30, 2016

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2016	June 30, 2016	Period*	Ratio*
Acuitas International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$974.47	$7.36	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.40	$7.52	1.50%
Acuitas US Microcap Fund
Institutional Shares
Actual	$1,000.00	$1,005.81	$8.48	1.70%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.41	$8.52	1.70%

*	Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Acuitas International Small Cap Fund designates 69.87% of its income dividend distributed as qualifying for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Acuitas US Microcap Fund designates 32.75% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 34.36% as QDI. The Acuitas US Microcap Fund also designates 100.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. Each Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 805-5628.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.

33

ACUITAS FUNDS ADDITIONAL INFORMATION (Unaudited) JUNE 30, 2016

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	22	Trustee, U.S. Global Investors Funds
John Y. Keffer[2] Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

34

FOR MORE INFORMATION

INVESTMENT ADVISER
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com

TRANSFER AGENT
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

ACUITAS INTERNATIONAL SMALL CAP FUND
ACUITAS US MICROCAP FUND
P.O. Box 588
Portland, ME 04112
(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

220-ANR-0616

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,320 in 2015 and $30,400 in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2015 and $6,000 in 2016.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 19, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	August 19, 2016